     As filed with the Securities and Exchange Commission on March 28, 2006

                                      Securities Act Registration No. 333-130871
                               Investment Company Act Registration No. 811-21700
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-2

    |X|       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
    |X|       PRE-EFFECTIVE AMENDMENT NO.  3
    [ ]       POST-EFFECTIVE AMENDMENT NO.
                                                              and/or
    |X|       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
    |X|       AMENDMENT NO.  10

                   Tortoise North American Energy Corporation
                        10801 Mastin Boulevard, Suite 222
                           Overland Park, Kansas 66210

                                 (913) 981-1020

                                AGENT FOR SERVICE
                                David J. Schulte
                        10801 Mastin Boulevard, Suite 222
                           Overland Park, Kansas 66210

                          Copies of Communications to:

      Steven F. Carman, Esq.                            Anna T. Pinedo, Esq.
Blackwell Sanders Peper Martin LLP                     Morrison & Foerster LLP
   4801 Main Street, Suite 1000                      1290 Avenue of the Americas
      Kansas City, MO 64112                           New York, New York 10104
          (816) 983-8000                                   (212) 468-8179

     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

     If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of
1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

     It is proposed that this filing will become effective (check appropriate box): [ ] when declared effective pursuant to Section 8(c).

                         CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
============================ ========================== ========================== ========================== ==========================
                                                            Proposed Maximum           Proposed Maximum
    Title of Securities            Amount Being              Offering Price                Aggregate                  Amount of
     Being Registered               Registered                  Per Unit              Offering Price (1)         Registration Fee(1)
---------------------------- -------------------------- -------------------------- -------------------------- --------------------------
Tortoise Notes...........           $40,000,000                   100%                  $40,000,000.00                $4,172.30
============================ ========================== ========================== ========================== ==========================

(1) $4,172.30 has already been paid via Fed. wire.

    The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration
Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

Explanatory Note: This Amendment No. 3 is being filed solely for the purpose of filing a revised exhibit l to the Registration Statement (Registration Nos.
333-130871 and 811-21700) and no changes or additions are being made hereby to the preliminary prospectus which forms part of the Registration Statement or to any other part of the Registration Statement.

Exhibit Index

Exhibit    Description of Document
No.

a.1.       Articles of Incorporation (4)
b.         Bylaws (4)
c.         Inapplicable.
d.1.       Form of Note (2)
d.2.       Form of Indenture for Notes (5)
d.3.       Form of Supplemental Indenture for Notes (5)
d.4.       Fitch Guidelines and Moody's Guidelines (6)
d.5.       Statement of Eligibility of Trustee on Form T-1 (2)
e.         Dividend Reinvestment Plan (5)
f.         Inapplicable.
g.1.       Investment Advisory Agreement with Tortoise Capital Advisors,
           L.L.C. (5)
g.2        Reimbursement Agreement (5)
h.1.       Form of Underwriting Agreement (6)
i.         Inapplicable.
j.         Fund Custody Agreement (5)
k.1.       Form of Auction Agency Agreement (5)
k.2.       Form of Broker-Dealer Agreement (5)
k.3.       Form of DTC Representation Letter (2)
k.4.       Stock Transfer Agency Agreement (5)
k.5.       Administration Agreement (5)
k.6        Credit Agreement (2)
k.7        Revolving Credit Note (2)
k.8        Securities Account Control Agreement (2)
k.9        Security Agreement (2)
l.         Opinion of Venable LLP (1)
m.         Inapplicable.
n.         Consent of Independent Registered Public Accounting Firm (1)
o.         Inapplicable.
p.         Initial Subscription Agreement (3)
q.         Inapplicable.
r.1.       Code of Ethics for the Registrant (3)
r.2.       Code of Ethics of the Tortoise Capital Advisors, L.L.C. (2)
s.         Powers of Attorney (5)
------------
(1)  Filed herewith.

(2)  Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's
     Registration Statement on Form N-2, Filed on March 10, 2006 (File Nos.
     333-130871 and 811-21700).

(3)  Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's
     Registration Statement on Form N-2, Filed on April 1, 2005 (File Nos.
     333-122022 and 811-21700).

(4)  Incorporated by reference to Registrant's Registration Statement on Form
     N-2, Filed on January 13, 2005 (File Nos. 333-122022 and 811-21700).

(5)  Incorporated by reference to Registrant's Registration Statement on Form
     N-2, Filed on January 5, 2006 (File Nos. 333-130871 and 811-21700).

(6)  Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's
     Registration Statement on Form N-2, Filed on March 27, 2006 (File Nos.
     333-130871 and 811-21700).

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Overland Park and State of Kansas on the 28th day of
March, 2006.

                                 Tortoise North American Energy Corporation

                                 By: /s/ David J. Schulte
                                     -------------------------------------------
                                     David J. Schulte,
                                     President & CEO

    Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

                      *                               Chief Financial Officer and Director                  March 28, 2006
--------------------------------------------
              Terry C. Matlack                    (Principal Financial and Accounting Officer)                    Date

            /s/ David J. Schulte                            Chief Executive Officer                         March 28, 2006
--------------------------------------------
              David J. Schulte                           (Principal Executive Officer)                            Date

                      *                                                                                     March 28, 2006
--------------------------------------------
            Conrad S. Ciccotello                                    Director                                      Date

                      *                                                                                     March 28, 2006
--------------------------------------------
               John R. Graham                                       Director                                      Date

                      *                                                                                     March 28, 2006
--------------------------------------------
              Charles E. Heath                                      Director                                      Date

                      *                                                                                     March 28, 2006
--------------------------------------------
               H. Kevin Birzer                                      Director                                      Date

*By David J. Schulte pursuant to power of attorney filed January 5, 2006 with the Registrant's Registration Statement on Form N-2 (File Nos. 333-130871 and
811-21725).

                                  Exhibit Index

Exhibit    Description of Document
No.

a.1.       Articles of Incorporation (4)
b.         Bylaws (4)
c.         Inapplicable.
d.1.       Form of Note (2)
d.2.       Form of Indenture for Notes (5)
d.3.       Form of Supplemental Indenture for Notes (5)
d.4.       Fitch Guidelines and Moody's Guidelines (6)
d.5.       Statement of Eligibility of Trustee on Form T-1 (2)
e.         Dividend Reinvestment Plan (5)
f.         Inapplicable.
g.1.       Investment Advisory Agreement with Tortoise Capital Advisors,
           L.L.C. (5)
g.2        Reimbursement Agreement (5)
h.1.       Form of Underwriting Agreement (6)
i.         Inapplicable.
j.         Fund Custody Agreement (5)
k.1.       Form of Auction Agency Agreement (5)
k.2.       Form of Broker-Dealer Agreement (5)
k.3.       Form of DTC Representation Letter (2)
k.4.       Stock Transfer Agency Agreement (5)
k.5.       Administration Agreement (5)
k.6        Credit Agreement (2)
k.7        Revolving Credit Note (2)
k.8        Securities Account Control Agreement (2)
k.9        Security Agreement (2)
l.         Opinion of Venable LLP (1)
m.         Inapplicable.
n.         Consent of Independent Registered Public Accounting Firm (1)
o.         Inapplicable.
p.         Initial Subscription Agreement (3)
q.         Inapplicable.
r.1.       Code of Ethics for the Registrant (3)
r.2.       Code of Ethics of the Tortoise Capital Advisors, L.L.C. (2)
s.         Powers of Attorney (5)
------------
(1)  Filed herewith.

(2)  Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's
     Registration Statement on Form N-2, Filed on March 10, 2006 (File Nos.
     333-130871 and 811-21700).

(3)  Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's
     Registration Statement on Form N-2, Filed on April 1, 2005 (File Nos.
     333-122022 and 811-21700).

(4)  Incorporated by reference to Registrant's Registration Statement on Form
     N-2, Filed on January 13, 2005 (File Nos. 333-122022 and 811-21700).

(5)  Incorporated by reference to Registrant's Registration Statement on Form
     N-2, Filed on January 5, 2006 (File Nos. 333-130871 and 811-21700).

(6)  Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's
     Registration Statement on Form N-2, Filed on March 27, 2006 (File Nos.
     333-130871 and 811-21700).